Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Income Statement [Abstract]
Unrealized holding gains on available-for-sale securities, tax expense	$ 0.8	$ 0.8